Trade and other receivables	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Trade and other receivables

18.  Trade and other receivables

	December 31,	December 31,
	2022	2021
Trade receivables	117,267	141,125
Taxes receivable	3,235	2,881
Other receivables	13,968	10,596
Total trade and other receivables	134,470	154,602

The Group has recognised allowance for impairment losses of 3,581 and 17,337 as at December 31, 2022 and 2021, respectively, within line “Trade and other receivables” in the consolidated statement of financial position.